Basis of Presentation and Summary of Significant Accounting Policies - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	1 Months Ended
	Jan. 31, 2022	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts related to accounts receivable-trade				¥ 6,689	¥ 4,426
Allowance for doubtful accounts related to accounts receivable-other				23,337	0
Accounts receivable-other, net				542,988	411,278
Short-term accounts receivable-other				542,988	411,278
Long-term accounts receivable-other				101,898	116,942
Allowance for doubtful accounts on long-term accounts receivable				135,066	131,759
Receivable from commercial facilities and credit card companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other, net				457,642	302,227
Short-term accounts receivable-other				457,642	302,227
Loan receivable due from an unrelated business entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other, net				14,400	11,520
Monthly repayment of loan receivable due from an unrelated business entity	¥ 1,200	¥ 720	¥ 1,200
Principal balance due				223,945	235,945
Short-term accounts receivable-other				14,400	11,520
Long-term accounts receivable-other				¥ 13,019	¥ 12,756